Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	May 15, 2024	May 14, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Sep. 06, 2023	Mar. 06, 2023	Dec. 31, 2022
Cash equivalents			$ 0		$ 0		$ 0			$ 0
Restricted cash							314,482
Federal deposit insurance corporation coverage limit			250,000		$ 250,000		$ 250,000
Consummated units					24,000,000		24,000,000
Capital call loan			800,000		$ 800,000
Additional Paid in Capital			1,349,771		1,349,771		$ 509,211
Debt discount					568,503		279,245
Subscription share liability			0		0
Capital call loan			175,000		175,000
Allocated as fair value					0
Subscription receivable			975,000		975,000
Deferred tax liability			5,161		5,161		$ 9,935			$ 156,593
Tax expense			$ 12,000	$ 52,000	$ 59,000	$ 637,000
Maturity days							185 days
Deferred Tax Liabilities, Tax Deferred Income							$ 600,000
Class A Common Stock Subject To Possible Redemption [Member]
Subject to possible redeemable shares outstanding			519,080		519,080		1,000,945			24,000,000
Common Class A [Member]
Subject to possible redeemable shares outstanding								1,847,662	21,151,393
Warrants to purchase aggregate of common stock					20,700,000		20,700,000
Subscription Agreement [Member]
Debt discount							$ 279,245
Subscription receivable							$ 600,000
Alpha Modus Corp [Member]
Subscription agreement	$ 975,000	$ 1,000,000
Additional Paid-in Capital [Member]
Additional Paid in Capital			$ 568,503		$ 568,503
Over-Allotment Option [Member]
Consummated units					3,600,000		3,600,000
Overallotment option vesting period							45 days